Other expenses (income) (Tables)	12 Months Ended
Dec. 31, 2021
Other expenses (income)
Schedule of Other expenses (income)

	2021	2020
	$	$
Loss on sale of supplies and fixed assets	1,441	124
Exploration expenditure written off	1,312	1,829
Allowance for inventory obsolescence	2,291	176
Miscellaneous expenses (income)	1,850	(1,464)
	6,894	665